Right to Use Assets and Lease Liabilities - Operating Leases	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Lessee, Operating Leases [Text Block]

Note 7 - Right to Use Assets and Lease Liabilities – Operating Leases

The Company has an operating lease for its clinic with a remaining lease term of approximately 7.5 years. The Company’s lease expense was entirely comprised of operating leases. Lease expense for the years ended December 31, 2021 and 2020 amounted to $351,854 and $10,642, respectively. The Company’s ROU asset amortization for the years ended December 31, 2021 and 2020 was $162,276 and $4,318, respectively. The difference between the lease expense and the associated ROU asset amortization consists of interest at a rate of 12% per annum.

Right to use assets – operating leases are summarized below:

	December 31, 2021	December 31, 2020
Right to use assets, net	$3,886,866	$310,361

Operating lease liabilities are summarized below:

	December 31, 2021	December 31, 2020
Lease liability	$4,134,802	$321,004
Less: current portion	(161,838)	(8,905)
Lease liability, non-current	$3,972,964	$312,099

Maturity analysis under these lease agreements are as follows:

For the period ended December 31, 2022	$652,653
For the period ended December 31, 2023	888,152
For the period ended December 31, 2024	821,296
For the period ended December 31, 2025	841,600
For the period ended December 31, 2026	860,551
Thereafter	2,478,412
Total	$6,542,664
Less: Present value discount	(2,407,862)
Lease liability	$4,134,802